CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 3,708		£ 304
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	604		668
Tax	(323)		(154)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	281		514
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0
Tax	1		0
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	1		0
Gains and losses attributable to own credit risk:
Losses before tax	(48)		(3)
Tax	22		1
Gains (losses) attributable to own credit risk after tax	(26)		(2)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	41		(16)
Income statement transfers in respect of disposals	59		(137)
Income statement transfers in respect of impairment	(2)		6
Tax	(12)		41
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	86		(106)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,074)		682
Net income statement transfers	(275)		(480)
Tax	349		(91)
Other comprehensive income, net of tax, cash flow hedges	(1,000)		111
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(7)		0
Transfers to income statement (tax: £nil)	0		0
Other comprehensive income, net of tax, exchange differences on translation	(7)		0
Other comprehensive income for the period, net of tax	(665)		517
Total comprehensive income for the period	3,043	[1]	821	[2]
Total comprehensive income attributable to ordinary shareholders	2,824		603
Total comprehensive income attributable to other equity holders	203		204
Total comprehensive income attributable to equity holders	3,027		807
Total comprehensive income attributable to non-controlling interests	£ 16		£ 14

[1]	Total comprehensive income attributable to owners of the parent was £3,027 million.
[2]	Total comprehensive income attributable to owners of the parent was £807 million